Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of net carrying amounts of the Company's financial instruments broken down by the functional currencies
	Net monetary position (liability) / asset
Functional currency	June 30, 2021	June 30, 2020
	US$	US$
Argentine Peso	(43,811)	(57,672)
Uruguayan Peso	-	228
Total	(43,811)	(57,444)

Schedule of Group's derivative financial liabilities to the contractual maturity date.
June 30, 2021	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	2,988	104	1	-	-	3,093
Borrowings (excluding finance leases liabilities)	15,409	40,633	5,695	211	185	62,133
Finance leases obligations	93	87	89	90	1,767	2,126
Derivative Financial Instruments	48	9	-	-	-	57
Total	18,538	40,833	5,785	301	1,952	67,409

June 30, 2020	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	2,331	234	104	329	2	3,000
Borrowings (excluding finance leases liabilities)	57,680	4,931	40,975	98	324	104,008
Purchase obligations	8,554	1,283	886	-	-	10,723
Finance leases obligations	80	74	77	81	1,939	2,251
Derivative Financial Instruments	125	42	9	-	-	176
Total	68,770	6,564	42,051	508	2,265	120,158

Schedule of Group's key metrics in relation to managing its capital structure
	June 30, 2021	June 30, 2020
Gearing ratio (i)	74.84%	49.57%
Debt ratio (ii)	32.86%	44.42%